SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		$ 6,827,778	$ 7,568,291
Investment in an equity security	$ 100,000	100,000	100,000
Deferred tax assets		106,151
Goodwill	$ 27,081,118	19,229,528	19,618,594
Acquired intangible assets		8,007,788	9,559,120
Long-lived assets other than goodwill and acquired intangible assets		34,271,245	36,846,005
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		5,897,263	6,386,015
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		930,515	758,621
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets			$ 423,655